SCHEDULE OF FINANCIAL ASSETS MEASURED FAIR VALUE THROUGH PROFIT AND LOSS (Details) - CAD ($)	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Equity securities in investee companies	$ 14,286	$ 189,403
Derivative liability	(2,198,121)	(4,196,125)
Total	(2,183,835)	(4,006,722)
Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Equity securities in investee companies	14,286	57,143
Derivative liability
Total	14,286	57,143
Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Equity securities in investee companies
Derivative liability
Total
Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Equity securities in investee companies		132,260
Derivative liability	(2,198,121)	(4,196,125)
Total	$ (2,198,121)	$ (4,063,865)